Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 357,649	$ 260,504	$ 1,731,177	$ 979,907
Depreciation and amortization	164,556	132,737	513,563	965,296
Bad debt expense(reverse)	358,551		352,740	1,175,424
Amortization of right of use assets	8,347		164,464
Deferred income tax assets		(161,964)	201,245	429,232
Employment cost settled by issuing common stock				140,000
Accounts receivable	1,770,405	4,404,317	1,978,747	(6,013,323)
Inventories	(74,037)	(18,521)	17,025	125,255
Prepayment	(1,675,200)	187,446	(6,292,144)	(27,893)
Other receivables	(18,349)	2,669	10,758,708	18,885
Accounts payable and accrued payables			(2,393,158)	4,193,548
Accounts payable and accrued payables	(483,260)	(4,290,253)
Advances from customers	(686)	33,531	196,950	29,008
Lease liability	(17,086)		(18,099)
Other payables	(362,096)	354,191	(2,280,387)	(207,549)
Net cash provided by operating activities	28,794	904,657	4,930,236	1,807,790
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in construction in progress			(1,158,773)	(75,346)
Net cash used in investing activities			(1,158,773)	(75,346)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuing common stock				280,000
Proceeds from (repayment to) related party	8,213	16,547	302,617	(845,807)
Repayment of short-term loans	(273,426)	(36,426)	(4,666,185)	(802,440)
Net cash used in financing activities	(265,213)	(19,879)	(4,363,568)	(1,368,247)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	234,094	(25,158)	281,284	(119,231)
NET INCREASE (DECREASE) IN CASH	(2,325)	859,620	(310,821)	244,966
CASH, BEGINNING OF PERIOD	38,013	348,834	348,834	103,868
CASH, END OF PERIOD	35,688	1,208,454	38,013	348,834
Cash paid during the period for:
Cash paid for interest expense, net of capitalized interest	43,267	152,236	(859,201)	(85,181)
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Debt transferred to related party from third parties				2,318,796
Disposal of Fixed assets for debt settlement without cash flow				12,087,691
Long term loan transfer to current portion of long-term debt				1,082,588
Long term investment without paying cash			10,894
Recognition of operating lease right of use asset			221,290
Acquisition of subsidiary by issuing common stock				$ 2,830,800